Note 17 - Restatement	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Restatement [Text Block]
Note
17
–
Restatement

Subsequent to filing its annual report for the year ended
December 31, 2016,
on
June 22, 2017,
the Chairman of the Board of Directors, Chairman of the Audit Committee, Chief Executive Officer and Chief Financial Officer of the Company determined that the Company
’s consolidated financial statements which were included in its annual report for the year ended
December 31, 2016
should
no
longer be relied upon as a result of a non-financial covenant and the timing of the written waiver received by the Company.

On
October 16, 2014,
Melody Business Finance, LLC, as administrative agent for the certain lenders therein (collectively, the “Lender”), entered into a loan agreement with the Company (the “Loan Agreement”). On
June 14, 2017,
the Lender delivered to the Company a “Waiver to Loan Agreement” (the “Waiver”) waiving obligations of the Company to provide an audited report of its auditors covering the
December 31, 2016
audited financial statements “without a
‘going concern’ or like qualification or exception and without any qualification or exception as to the scope of such audit” as provided in Section
6.1
(a)(i) of the Loan Agreement. The effective date of the waiver is
March 31, 2017.
Accordingly, the Waiver is effective retroactive to the date on which the Company’s auditors’ report concerning the
December 31, 2016
financial statements which included a “going concern” explanatory paragraph was issued.

The Company has restated its previously reported balance sheet by reclassify long term debt with a net carrying value of
$31,487,253
as current liabilities as of
December 31, 2016.
The Lender has
not
provided the Company any notice of Default or any Event of Default, as such terms are defined in the Loan Agreement, and has waived for all purposes the
December 31, 2016
going concern covenant requirement. There were
no
other changes to the Company
’s previously reported assets, total liabilities, net loss or loss per share of common stock.